Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 2,565,556,067	$ 2,711,434,948	$ 2,484,712,280
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,960,179,879	1,896,472,434	1,781,697,146
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Revenue	479,815,516	700,321,546	612,603,034
URUGUAY
IfrsStatementLineItems [Line Items]
Revenue	34,750,501	28,961,604	21,643,168
Country Of Paraguay [Member]
IfrsStatementLineItems [Line Items]
Revenue	70,348,122	65,639,419	48,286,593
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Revenue	20,462,049	20,039,945	20,482,339
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 605,376,188	$ 814,962,514	$ 703,015,134